Earnings Per Share - Reconciliation of Weighted Average Shares Outstanding and Calculation of Basic and Diluted Earnings Per Share (Details) - USD ($)
$ / shares in Units, shares in Millions, $ in Millions
		3 Months Ended												12 Months Ended
	Jul. 02, 2016	Jul. 01, 2017	Apr. 01, 2017	Dec. 31, 2016	Oct. 01, 2016	Jul. 02, 2016	Mar. 26, 2016	Dec. 26, 2015	Sep. 26, 2015	Jun. 27, 2015	Mar. 28, 2015	Dec. 27, 2014	Sep. 27, 2014	Jul. 01, 2017	Jul. 02, 2016	Jun. 27, 2015
Earnings Per Share [Abstract]
Net Income		$ 151.7	$ 122.2	$ 199.7	$ 117.4	$ 81.5	$ 112.5	$ 170.1	$ 96.4	$ 11.7	$ 88.1	$ 183.5	$ 119.1	$ 591.0	$ 460.5	$ 402.4
Weighted-average basic shares (shares)														280.6	277.6	275.7
Effect of dilutive securities (shares)														2.2	1.7	1.5
Weighted-average diluted shares (shares)														282.8	279.3	277.2
Net income per share:
Basic (USD per share)		$ 0.54	$ 0.44	$ 0.71	$ 0.42	$ 0.29	$ 0.40	$ 0.61	$ 0.35	$ 0.04	$ 0.32	$ 0.67	$ 0.43	$ 2.11	$ 1.66	$ 1.46
Diluted (USD per share)	$ 0.07	$ 0.53	$ 0.43	$ 0.71	$ 0.42	$ 0.29	$ 0.40	$ 0.61	$ 0.35	$ 0.04	$ 0.32	$ 0.66	$ 0.43	$ 2.09	$ 1.65	$ 1.45